Trade Accounts Receivables and Contract Liabilities	12 Months Ended
Dec. 31, 2023
Trade Accounts Receivables and Contract Liabilities [Abstract]
Trade Accounts Receivables and Contract Liabilities
11	Trade Accounts Receivables and Contract Liabilities

	2023	2022

Trade accounts receivables	19,171,243	5,275,047
Less: Expected credit losses	(18,202,132)	Nil
Less: Write-off	(927,519)	Nil
	41,592	5,275,047

The age analysis of trade accounts receivables as at the end of the reporting period was as follows:

	Gross carrying amount		Expected credit loss		Expected credit loss rate
	2023	2022	2023	2022	2023	2022

Current	3,566,177	623,068	(3,524,585)	Nil	99%	Nil
More than 30 days past due	1,114,733	2,889	(1,114,733)	Nil	100%	Nil
More than 60 days past due	2,228,819	Nil	(2,228,819)	Nil	100%	Nil
More than 120 days past due	1,652,053	1,753	(1,652,053)	Nil	100%	Nil
More than 150 days past due	9,681,942	4,647,337	(9,681,942)	Nil	100%	Nil
	18,243,724	5,275,047	(18,202,132)	Nil

a)	ECL of USD 14,888,594 due from a single international customer, net of credit notes issued for tanks novated back by BPGIC FZE due to the default in payment within the same year. In order to ascertain an event of potential credit loss from this customer, the Management performed an assessment of any circumstances of which the Group are aware regarding this customer's inability to meet its financial obligations including:

●	ongoing negotiations with the customer and the expected recoverability. and

●	the failure of a debtor to engage in a repayment plan with the Group.

b)	ECL of USD 3,313,538 due from a UAE based customer against which the management has filed a court case and received verdict in its favor as per DIAC court verdict received in July 2024, however, since the receivable is still subject to enforcement activities and given no recovery is made until October 2024, ECL provision has been created on the same (Note 28).

Based on the above-mentioned factors, the management provisioned an expected credit loss on trade accounts receivables amounting to USD 18,202,132 and expensed to the consolidated statement of comprehensive income (Note 8).

c)	Also, during the year the management decided to write-off trade accounts receivables amounting USD 927,519 as there was no reasonable expectation of recovery (2022: nil).

d)	For explanation on the Group credit risk management process, refer Note 24.

e)	Trade receivables are non-interest bearing.

Contract Liabilities

At December 31, 2023, the Group had a contract liabilities of USD 2,539,404 related to storage services (2022: USD 6,222,055). The decrease in 2023 was due to the expiration of some contracts, which were replaced by new contracts.

Revenue recognized during the year from the amount included in contract liabilities at the beginning of the period.